UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07644
Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Gabelli Capital Asset Fund
Schedule of Investments — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.5%

	Aerospace — 3.3%
5,000	HEICO Corp.	$228,200
52,000	Herley Industries Inc.†	858,000
4,000	Rockwell Automation Inc.	246,920
200,000	Rolls-Royce Group plc†	1,896,069
13,000	The Boeing Co.	865,020

		4,094,209

	Agriculture — 0.5%
12,000	Archer-Daniels-Midland Co.	383,040
4,000	Bunge Ltd.	236,640
500	The Mosaic Co.	29,380

		649,060

	Automotive — 0.9%
25,000	Navistar International Corp.†	1,091,000

	Automotive: Parts and Accessories — 2.1%
10,000	BorgWarner Inc.†	526,200
25,000	CLARCOR Inc.	965,750
25,000	Midas Inc.†	190,250
88,000	Standard Motor Products Inc.	926,640

		2,608,840

	Aviation: Parts and Services — 3.9%
32,000	Curtiss-Wright Corp.	969,600
110,000	GenCorp Inc.†	541,200
48,000	Kaman Corp.	1,258,080
15,600	Precision Castparts Corp.	1,986,660

		4,755,540

	Broadcasting — 3.2%
52,000	CBS Corp., Cl. A, Voting	826,800
10,000	Cogeco Inc.	306,152
45,000	Fisher Communications Inc.†	784,350
27,000	Liberty Media Corp. — Capital, Cl. A†	1,405,620
20,000	LIN TV Corp., Cl. A†	88,800
65,000	Sinclair Broadcast Group Inc., Cl. A†	456,300

		3,868,022

	Business Services — 1.5%
2,500	Ascent Media Corp., Cl. A†	66,775
34,000	Diebold Inc.	1,057,060
57,000	Intermec Inc.†	698,820

		1,822,655

	Cable and Satellite — 5.7%
5,000	Adelphia Communications Corp., Cl. A† (a)	0
5,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0
5,000	Adelphia Recovery Trust†	50
127,000	Cablevision Systems Corp., Cl. A	3,326,130
45,000	DIRECTV, Cl. A†	1,873,350
20,000	DISH Network Corp., Cl. A	383,200
5,000	EchoStar Corp., Cl. A†	95,400
25,000	Liberty Global Inc., Cl. A†	770,250
9,315	Liberty Global Inc., Cl. C†	284,666
6,000	Scripps Networks Interactive Inc., Cl. A	285,480

		7,018,526

	Communications Equipment — 2.2%
49,000	Corning Inc.	895,720
44,000	Thomas & Betts Corp.†	1,804,880

		2,700,600

	Computer Software and Services — 1.6%
120,000	Furmanite Corp.†	585,600
23,000	NCR Corp.†	313,490
10,000	Unica Corp.†	209,800
63,000	Yahoo! Inc.†	892,710

		2,001,600

	Consumer Products — 0.9%
8,000	Kimberly-Clark Corp.	520,400
6,000	Pactiv Corp.†	197,880
53,000	Schiff Nutrition International Inc.	434,600

		1,152,880

	Consumer Services — 1.5%
80,000	Rollins Inc.	1,870,400

	Diversified Industrial — 7.4%
23,000	Ampco-Pittsburgh Corp.	570,860
24,000	Baldor Electric Co.	969,600
20,000	Cooper Industries plc	978,600
27,000	Crane Co.	1,024,380

4,000	Greif Inc., Cl. A	235,360

10,000	Griffon Corp.†	121,900
70,000	Honeywell International Inc.	3,075,800
30,000	ITT Corp.	1,404,900
29,300	Katy Industries Inc.†	23,440
73,000	Myers Industries Inc.	627,070

		9,031,910

	Electronics — 2.0%
30,000	Cypress Semiconductor Corp.†	377,400
20,000	LSI Corp.†	91,200
75,000	Texas Instruments Inc.	2,035,500

		2,504,100

	Energy and Utilities — 6.9%
27,000	Allegheny Energy Inc.	662,040
3,000	Cameron International Corp.†	128,880
8,000	Chevron Corp.	648,400
16,000	ConocoPhillips	918,880
8,000	Devon Energy Corp.	517,920
75,000	El Paso Corp.	928,500
27,000	El Paso Electric Co.†	642,060
16,000	Exxon Mobil Corp.	988,640
20,000	Mirant Corp., Escrow† (a)	0
21,000	National Fuel Gas Co.	1,088,010
17,000	Progress Energy Inc., CVO†	2,550
6,000	Royal Dutch Shell plc, Cl. A, ADR	361,800
72,000	RPC Inc.	1,523,520

		8,411,200

	Entertainment — 7.2%
10,000	Discovery Communications Inc., Cl. A†	435,500
10,000	Discovery Communications Inc., Cl. C†	381,900
110,000	Grupo Televisa SA, ADR	2,081,200
3,500	Liberty Media Corp. — Starz, Cl. A†	227,080
35,000	Madison Square Garden Inc., Cl. A†	737,800
40,000	Time Warner Inc.	1,226,000
See accompanying notes to schedule of investments.

1

Gabelli Capital Asset Fund
Schedule of Investments (Continued) — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Entertainment (Continued)
62,000	Viacom Inc., Cl. A	$2,485,580
15,000	Viacom Inc., Cl. B	542,850
25,000	Vivendi	683,330

		8,801,240

	Environmental Services — 1.0%
34,000	Waste Management Inc.	1,215,160

	Equipment and Supplies — 5.8%
26,000	AMETEK Inc.	1,242,020
38,000	Baldwin Technology Co. Inc., Cl. A†	46,360
10,000	Belden Inc.	263,800
40,000	Capstone Turbine Corp.†	30,884
21,000	CIRCOR International Inc.	663,600
110,000	CTS Corp.	1,058,200
8,000	Flowserve Corp.	875,360
14,000	Franklin Electric Co. Inc.	464,240
25,000	GrafTech International Ltd.†	390,750
34,000	IDEX Corp.	1,207,340
50,000	L.S. Starrett Co., Cl. A	522,500
10,000	The Eastern Co.	163,400
6,000	Watts Water Technologies Inc., Cl. A	204,300

		7,132,754

	Financial Services — 8.2%
90,000	American Express Co.	3,782,700
10,000	Argo Group International Holdings Ltd.	347,400
16,000	BKF Capital Group Inc.†	16,800
10,000	Deutsche Bank AG	549,300
148,000	Epoch Holding Corp.	1,906,240
15,000	JPMorgan Chase & Co.	571,050
9,000	Marsh & McLennan Companies Inc.	217,080
16,000	Morgan Stanley	394,880
55,000	The Bank of New York Mellon Corp.	1,437,150
30,000	Wells Fargo & Co.	753,900

		9,976,500

	Food and Beverage — 9.1%
28,000	Brown-Forman Corp., Cl. A	1,723,680
5,000	Brown-Forman Corp., Cl. B	308,200
115,000	Danone SA, ADR	1,382,300

45,000	Diageo plc, ADR	3,105,450

15,000	Fomento Economico Mexicano SAB de CV, ADR	760,950
11,000	Kraft Foods Inc., Cl. A	339,460
45,000	The Coca-Cola Co.	2,633,400
33,949	Tootsie Roll Industries Inc.	844,651

		11,098,091

	Health Care — 2.6%
145,000	Boston Scientific Corp.†	888,850
16,500	Crucell NV, ADR†	548,790
1,000	DENTSPLY International Inc.	31,970
8,000	Henry Schein Inc.†	468,640
5,000	Laboratory Corp. of America Holdings†	392,150
12,000	Mead Johnson Nutrition Co.	682,920
8,000	Patterson Companies Inc.	229,200

		3,242,520

	Hotels and Gaming — 3.3%
24,000	Boyd Gaming Corp.†	174,000
8,000	Canterbury Park Holding Corp.†	62,000
10,000	Churchill Downs Inc.	357,200
6,000	Dover Downs Gaming & Entertainment Inc.	20,400
80,000	Dover Motorsports Inc.†	146,400
25,000	Gaylord Entertainment Co.†	762,500
22,000	International Game Technology	317,900
64,000	Las Vegas Sands Corp.†	2,230,400

		4,070,800

	Machinery — 1.8%
38,000	CNH Global NV†	1,392,320
12,000	Deere & Co.	837,360

		2,229,680

	Manufactured Housing and Recreational Vehicles — 0.2%
4,000	Cavco Industries Inc.†	143,640
4,000	Skyline Corp.	81,040

		224,680

	Metals and Mining — 3.7%
18,000	Freeport-McMoRan Copper & Gold Inc.	1,537,020
48,000	Newmont Mining Corp.	3,014,880

		4,551,900

	Publishing — 1.1%
85,000	Journal Communications Inc., Cl. A†	383,350
32,000	Media General Inc., Cl. A†	286,720
4,000	Meredith Corp.	133,240
45,000	News Corp., Cl. A	587,700

		1,391,010

	Real Estate — 1.1%
50,000	Griffin Land & Nurseries Inc.	1,322,000

	Retail — 2.1%
46,500	Aaron’s Inc., Cl. A	855,600
29,000	CVS Caremark Corp.	912,630
12,000	Ingles Markets Inc., Cl. A	199,320
15,000	Safeway Inc.	317,400
10,000	Walgreen Co.	335,000

		2,619,950

	Specialty Chemicals — 3.4%
87,000	Ferro Corp.†	1,121,430
13,000	Hawkins Inc.	460,460
16,000	International Flavors & Fragrances Inc.	776,320
70,000	Omnova Solutions Inc.†	503,300
3,800	Quaker Chemical Corp.	123,728
40,000	Sensient Technologies Corp.	1,219,600

		4,204,838

	Telecommunications — 2.9%
210,100	Cincinnati Bell Inc.†	560,967
12,000	Rogers Communications Inc., Cl. B	449,160
240,000	Sprint Nextel Corp.†	1,111,200
36,000	Telephone & Data Systems Inc.	1,180,800
10,000	Telephone & Data Systems Inc., Special	283,500

		3,585,627

	Transportation — 0.5%
21,000	GATX Corp.	615,720

	Wireless Communications — 1.9%
5,000	Millicom International Cellular SA	479,750
See accompanying notes to schedule of investments.

2

Gabelli Capital Asset Fund
Schedule of Investments (Continued) — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Wireless Communications (Continued)
40,000	United States Cellular Corp.†	$1,838,800

		2,318,550

	TOTAL COMMON STOCKS	122,181,562

	PREFERRED STOCKS — 0.0%

	Consumer Products — 0.0%
1,000	Revlon Inc., 12.750% Pfd., Ser. A	4,000

	RIGHTS — 0.0%

	Financial Services — 0.0%
10,000	Deutsche Bank AG , expire 10/05/10†	49,700

	WARRANTS — 0.0%

	Energy and Utilities — 0.0%
1,000	Mirant Corp., Ser. A, expire 01/03/11†	15

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.5%
$585,000	U.S. Treasury Bills, 0.060% to 0.185%††, 10/21/10 to 03/17/11	584,746

	TOTAL INVESTMENTS — 100.0% (Cost $89,132,907)	$122,820,023

	Aggregate tax cost	$92,677,856

	Gross unrealized appreciation	$40,781,197
	Gross unrealized depreciation	(10,639,030)

	Net unrealized appreciation/(depreciation)	$30,142,167

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2010, the market value of fair valued securities amounted to $0 or 0.00% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation
See accompanying notes to schedule of investments.

3

Gabelli Capital Asset Fund (the “Fund”)
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
• Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Valuation Inputs
		Level 2 Other	Level 3
		Significant	Significant	Total Market
	Level 1 Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	9/30/2010
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$7,018,526	—	$0	$7,018,526
Energy and Utilities	8,408,650	$2,550	0	8,411,200
Other Industries (a)	106,751,836	—	—	106,751,836

Total Common Stocks	122,179,012	2,550	0	122,181,562

Preferred Stocks (a)	4,000	—	—	4,000
Rights (a)	49,700	—	—	49,700
Warrants (a)	15	—	—	15
U.S. Government Obligations	—	584,746	—	584,746

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$122,232,727	$587,296	$0	$122,820,023

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the period ended September 30, 2010.
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change in unrealized
				Change in					appreciation/depreciation
				unrealized					during the period on
	Balance as of	Accrued discounts/		appreciation/	Net purchases/	Transfers into	Transfers out of	Balance as of	Level 3 investments held
	12/31/09	(premiums)	Realized gain/(loss)	depreciation	(sales)	Level 3 †	Level 3 †	9/30/10	at 9/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$0	$—	$0	$3,653	$(3,653)	$—	$—	$0	$3,653
Energy and Utilities	0	—	—	—	—	—	—	0	—
Wireless Communications	0	—	0	—	(0)	—	—	—	—

Total Common Stocks	0	—	0	3,653	(3,653)	—	—	0	3,653

TOTAL INVESTMENTS IN SECURITIES	$0	$—	$0	$3,653	$(3,653)	$—	$—	$0	$3,653

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $11,463,694, which are available to reduce future required distributions of net capital gains to shareholders through 2017.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)     Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 11/26/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 11/26/10

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
Date 11/26/10

*	Print the name and title of each signing officer under his or her signature.